Condensed Financial Statements of the Company - Schedule Of Condensed Balance Sheets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Amounts due to a related party	¥ 218,996	¥ 113,359
Bank loan	64,140	14,577
Total current liabilities	661,719	411,881
Shareholders' equity / (deficit)
Accumulated other comprehensive loss	144
Accumulated deficits	(201,524)	(180,770)
Total equity/(deficit) attributable to the shareholders of the Company	(95,661)	70,122
Total liabilities and equity/(deficit)	636,072	515,361
Parent Company [Member]
Non-current assets
Investments in subsidiaries and VIEs	97,253	66,899
Total non-current assets and total assets	97,253	66,899
Current liabilities
Amounts due to a related party	157,663	0
Bank loan	46,637	0
Total current liabilities	204,300	0
Shareholders' equity / (deficit)
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 70,488,700 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	0	0
Additional paid-in capital	64,128	221,791
Accumulated other comprehensive loss	(11,242)	(3,223)
Accumulated deficits	(159,933)	(151,669)
Total equity/(deficit) attributable to the shareholders of the Company	(107,047)	66,899
Total liabilities and equity/(deficit)	¥ 97,253	¥ 66,899